Condensed Combined Balance Sheets - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Current assets:
Cash	$ 107	$ 2,398
Accounts receivable	10,714	3,788
Prepaid expenses and other current assets	559	223	333
Total current assets	11,380	6,409	333
Property and equipment, net	32,505	10,922	11,278
Operating lease right of use assets, net	76,959	91,374	152,090
Finance lease right of use assets, net	135,142	195,495	209,933
Other assets			581
TOTAL ASSETS	255,986	304,200	374,215
Current liabilities:
Accounts payable	3,796	3,962	11,589
Accrued liabilities	3,814	572	1,580
Current portion of operating lease liability	17,606	16,093	21,101
Current portion of finance lease liability	50,777	133,407	102,400
Deferred revenue	152	3,594	31,178
Total current liabilities	76,145	157,628	167,848
Long-term portion of operating lease liability	44,985	58,420	108,668
Long-term portion of finance lease liability	20,498		59,907
Long-term debt	12,000	12,000
Total liabilities	153,628	228,048	336,423
Parent company net investment
Parent company net investment	102,358	76,152	37,792
Total parent company net investment	102,358	76,152	37,792
TOTAL LIABILITIES AND PARENT COMPANY NET INVESTMENT	$ 255,986	$ 304,200	$ 374,215